Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 112,221	$ 150,555
Accounts receivable, net	314,743	329,557
Deferred commissions	80,348	62,732
Prepaid expenses	402,040	487,659
TOTAL CURRENT ASSETS	909,352	1,030,503
PROPERTY AND EQUIPMENT, net	295,925	353,420
GOODWILL	204,000
INTANGIBLE ASSETS, NET	1,437,001
DEFERRED COMMISSIONS	103,312	101,468
DEFERRED FINANCING COSTS	61,153	107,936
TOTAL ASSETS	3,010,743	1,593,327
CURRENT LIABILITIES
Accounts payable	746,554	937,200
Accrued expenses	201,768	153,113
Accrued interest	182,184	1,953,502
Deferred revenue	747,113	510,319
Warrant liability	163,570
Current portion of long-term debt	2,070,217	3,170,672
TOTAL CURRENT LIABILITIES	4,111,406	6,724,806
LONG TERM DEBT, net of current portion	2,566,486	3,933,253
WARRANT LIABILITY	146,000	309,000
DEFERRED REVENUE	412,219	401,758
ACCRUED INTEREST	160,593	95,270
ACCRUED RENT	25,333	61,482
TOTAL LIABILITIES	7,422,037	11,525,569
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 2,229,702 and 0 shares issued and outstanding	223
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 16,934,497 and 5,625,957 issued and outstanding	1,694	563
Additional paid-in-capital	47,307,314	26,668,258
Accumulated deficit	(51,720,525)	(36,601,063)
TOTAL SHAREHOLDERS' DEFICIT	(4,411,294)	(9,932,242)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 3,010,743	$ 1,593,327